Net Loss Per Share Attributable to Common Stockholders - Computation (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Net loss	$ (4,977)	$ (8,694)	$ (5,365)	$ (5,638)	$ (6,571)	$ (8,789)	$ (6,231)	$ (5,684)	$ (4,279)	$ (26,268)	$ (24,983)	$ (15,834)
Accretion of convertible preferred stock to redemption value										0	(449)	0
Accrued dividends on convertible preferred stock										0	(3,871)	(2,824)
Net loss attributable to common stockholders	$ (4,977)				$ (6,571)	$ (8,890)	$ (7,785)	$ (7,229)	$ (5,397)	$ (26,268)	$ (29,303)	$ (18,658)
Weighted-average number of common shares-basic and diluted (in shares)	20,850,494				20,830,555					20,833,963	5,010,323	64,131
Net loss per share attributable to common stockholders - basic and diluted (in dollars per share)	$ (0.24)	$ (0.42)	$ (0.26)	$ (0.27)	$ (0.32)	$ (0.45)	$ (82.16)	$ (78.87)	$ (60.99)	$ (1.26)	$ (5.85)	$ (291.00)
Net loss attributable to common stockholders-basic and diluted	$ 4,977				$ 6,571	$ 8,890	$ 7,785	$ 7,229	$ 5,397	$ 26,268	$ 29,303	$ 18,658
Weighted-average number of common shares-basic and diluted	20,850,494				20,830,555					20,833,963	5,010,323	64,131
Net loss per share attributable to common stockholders-basic and diluted	$ (0.24)	$ (0.42)	$ (0.26)	$ (0.27)	$ (0.32)	$ (0.45)	$ (82.16)	$ (78.87)	$ (60.99)	$ (1.26)	$ (5.85)	$ (291.00)